Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (Delaware Mid Cap Value Fund), Class C, USD $)	0 Months Ended
Feb. 28, 2013
(Delaware Mid Cap Value Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 203
Expense Example, No Redemption, 3 Years	786
Expense Example, No Redemption, 5 Years	1,396
Expense Example, No Redemption, 10 Years	$ 3,043